Operating and Direct Financing Leases - Charter-out - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property Subject to or Available for Operating Lease [Line Items]
Carrying amount of the vessels accounted for as operating leases	$ 6,400,000,000	$ 6,100,000,000
Cost of the vessels	8,200,000,000	7,800,000,000
Accumulated depreciation of the vessels	1,800,000,000	1,700,000,000
Property Available for Operating Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Minimum scheduled future revenues to be received by the company	9,600,000,000
Minimum scheduled future revenues to be received by the company in current year	1,200,000,000
Minimum scheduled future revenues to be received by the company in second year	1,200,000,000
Minimum scheduled future revenues to be received by the company in third year	1,200,000,000
Minimum scheduled future revenues to be received by the company in fourth year	1,200,000,000
Minimum scheduled future revenues to be received by the company in fifth year	1,000,000,000
Minimum scheduled future revenues to be received by the company thereafter	$ 3,800,000,000